Fair Value Of Assets And Liabilities (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 749,287	$ 865,575
Available-for-sale securities	1,291,797	1,496,302
Trading account securities	2,490	4,879
Brokerage customer receivables	27,925	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	82,407
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	14,785
Total loans	11,172,745	9,934,239
Mortgage servicing rights	6,700	8,762	6,745	3,990
Nonqualified deferred compensation assets	4,299	3,613
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other	444,912	366,438
Notes payable	52,822	1,000
Federal Home Loan Bank advances	474,481	423,500
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Secured borrowings owed to securitization investors	600,000	600,000
Junior subordinated debentures	249,493	249,493
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	169,704	172,580
Interest bearing deposits with banks	749,287	865,575
Available-for-sale securities	1,291,797	1,496,302
Trading account securities	2,490	4,879
Brokerage customer receivables	27,925	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	82,407
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,686	14,785
Total loans	11,172,745	9,934,239
Mortgage servicing rights	6,700	8,762
Nonqualified deferred compensation assets	4,299	3,613
Derivative assets	38,607	18,670
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other	147,207	137,744
Total financial assets	14,375,970	13,238,949
Non-maturity deposits	7,424,367	5,925,761
Deposits with stated maturities	4,882,900	4,877,912
Notes payable	52,822	1,000
Federal Home Loan Bank advances	474,481	423,500
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Secured borrowings owed to securitization investors	600,000	600,000
Junior subordinated debentures	249,493	249,493
Derivative liabilities	50,081	29,974
Accrued interest payable and other	12,952	15,518
Total financial liabilities	14,225,849	12,433,778
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	169,704	172,580
Interest bearing deposits with banks	749,287	865,575
Available-for-sale securities	1,291,797	1,496,302
Trading account securities	2,490	4,879
Brokerage customer receivables	27,925	24,549
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	100,434	82,407
Mortgage loans held-for-sale, at fair value	306,838	356,662
Mortgage loans held-for-sale, at lower of cost or market	13,897	14,841
Total loans	11,590,729	10,088,429
Mortgage servicing rights	6,700	8,762
Nonqualified deferred compensation assets	4,299	3,613
Derivative assets	38,607	18,670
FDIC indemnification asset	344,251	118,182
Accrued interest receivable and other	147,207	137,744
Total financial assets	14,794,165	13,393,195
Non-maturity deposits	7,424,367	5,925,761
Deposits with stated maturities	4,917,740	4,925,403
Notes payable	52,822	1,000
Federal Home Loan Bank advances	507,368	440,644
Subordinated notes	35,000	50,000
Other borrowings	443,753	260,620
Secured borrowings owed to securitization investors	603,294	600,333
Junior subordinated debentures	185,199	183,818
Derivative liabilities	50,081	29,974
Accrued interest payable and other	12,952	15,518
Total financial liabilities	$ 14,232,576	$ 12,433,071